Total
INSTITUTIONAL SHARES | VA Global Moderate Allocation Portfolio
VA Global Moderate Allocation Portfolio
Investment Objective
The investment objective of the VA Global Moderate Allocation Portfolio is to seek total return consisting of capital appreciation and current income. The VA Global Moderate Allocation Portfolio is a “fund of funds,” which means that the Portfolio uses its assets to purchase other mutual funds (the “Underlying Funds”) managed by Dimensional Fund Advisors LP (the “Advisor”).
Fees and Expenses of the Portfolio
This table describes the fees and expenses you may pay if you buy and hold shares of the VA Global Moderate Allocation Portfolio. The expenses in the table do not include any fees or charges imposed by the variable insurance contract. If such fees and charges were included, the expenses would be higher.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	INSTITUTIONAL SHARES VA Global Moderate Allocation Portfolio Institutional Class Shares
Management Fee	0.25%
Other Expenses	0.03%
Acquired Fund Fees & Expenses	0.22%	[1]
Total Annual Fund Operating Expenses	0.50%	[1]
Fee Waiver and/or Expense Reimbursement	0.20%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.30%
[1]	The “Acquired Fund Fees and Expenses” and “Total Annual Fund Operating Expenses” have been restated to reflect current fees.
[2]	The Advisor has agreed to waive certain fees and in certain instances, assume certain expenses of the VA Global Moderate Allocation Portfolio. The Fee Waiver and Expense Assumption Agreement for the Portfolio will remain in effect through February 28, 2021, and may only be terminated by the Fund’s Board of Directors prior to that date. Under certain circumstances, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed up to thirty-six months after such fee waiver and/or expense assumption.

EXAMPLE
This Example is meant to help you compare the cost of investing in the VA Global Moderate Allocation Portfolio with the cost of investing in other mutual funds. The Example does not include any fees or charges imposed by the variable insurance contract and if such fees were included, expenses would be higher. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The costs for the Portfolio reflect the net expenses of the Portfolio that result from the contractual expense waiver in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
INSTITUTIONAL SHARES | VA Global Moderate Allocation Portfolio | Institutional Class Shares | USD ($)	31	140	260	609

Expense Example, No Redemption	1 Year	3 Years	5 Years	10 Years
INSTITUTIONAL SHARES | VA Global Moderate Allocation Portfolio | Institutional Class Shares | USD ($)	31	140	260	609

PORTFOLIO TURNOVER
The VA Global Moderate Allocation Portfolio generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. The VA Global Moderate Allocation Portfolio does not pay transaction costs when buying and selling shares of the Underlying Funds; however, the Underlying Funds pay transaction costs when buying and selling securities for their portfolio. The transaction costs incurred by the Underlying Funds, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the portfolio’s performance. During the most recent fiscal year, the VA Global Moderate Allocation Portfolio’s portfolio turnover rate was 22% based on the weighted average portfolio turnover rates of each of the Portfolio’s underlying investments.
Principal Investment Strategies
To achieve its investment objective, the VA Global Moderate Allocation Portfolio, under normal market circumstances, purchases shares of the Underlying Funds to achieve a moderate allocation to both global equity and global fixed income securities. Generally, the VA Global Moderate Allocation Portfolio invests its assets in domestic and international equity Underlying Funds and fixed income Underlying Funds to achieve an allocation that provides a moderate allocation to global equity securities, with an allocation of approximately 55% to 75% of the Portfolio’s assets to domestic and international equity Underlying Funds and 25% to 45% of its assets to fixed income Underlying Funds. Periodically, the Advisor will review the allocations for the VA Global Moderate Allocation Portfolio in each Underlying Fund and may adjust allocations to Underlying Funds or may add or remove Underlying Funds in the Portfolio without notice to shareholders.

In addition to its allocation strategy of providing exposure to the domestic and international equity and fixed income markets through investment in the Underlying Funds, the VA Global Moderate Allocation Portfolio further diversifies its investment portfolio by allocating its assets among Underlying Funds that represent a variety of different asset classes. As of the date of this Prospectus, the VA Global Moderate Allocation Portfolio invests in: (1) domestic equity Underlying Funds that purchase a broad and diverse portfolio of securities of U.S. operating companies of all market capitalization sizes and a domestic equity Underlying Fund that primarily invests in publicly traded REITs; (2) international equity Underlying Funds that purchase a broad and diverse portfolio of securities of companies in developed ex U.S. and emerging markets of all market capitalization sizes which may include frontier markets (emerging market countries in an earlier stage of development); and (3) fixed income Underlying Funds that may purchase U.S. and foreign debt securities such as obligations issued or guaranteed by the U.S. and foreign governments, their agencies and instrumentalities, corporate debt obligations, bank obligations, commercial paper, repurchase agreements, obligations of other domestic and foreign issuers, securities of domestic and foreign issuers denominated in U.S. dollars but not trading in the United States, obligations of supranational organizations and inflation-protected securities.

The VA Global Moderate Allocation Portfolio and each Underlying Fund may purchase or sell futures contracts and options on futures contracts, to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio or Underlying Fund. Certain Underlying Funds use foreign currency forward contracts to attempt to protect against uncertainty in the level of future foreign currency rates, to hedge against fluctuations in currency exchange rates or to transfer balances from one currency to another. Certain fixed income Underlying Funds also may purchase or sell futures contracts and options on futures contracts, to hedge their interest rate or currency exposure or for non-hedging purposes, such as a substitute for direct investment. The Portfolio and Underlying Funds, however, do not intend to sell futures contracts to establish short positions in individual securities or to use derivatives for purposes of speculation or leveraging investment returns. Also the VA Global Moderate Allocation Portfolio and Underlying Funds may lend their portfolio securities to generate additional income.

Certain of the Underlying Funds are available for investment only by insurance company separate accounts that fund variable life and variable annuity contracts.

A summary of the investment strategies and policies of the Underlying Funds in which the VA Global Moderate Allocation Portfolio invests as of the date of this Prospectus is described in the Portfolio’s Prospectus in the section entitled “ADDITIONAL INFORMATION ON INVESTMENT OBJECTIVES AND POLICIES—Investments in Underlying Funds.”
Principal Risks
Because the value of your investment in the VA Global Moderate Portfolio will fluctuate, there is the risk that you will lose money. An investment in the VA Global Moderate Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a description of principal risks of investing in the VA Global Moderate Portfolio.

Fund of Funds Risk: The investment performance of the VA Global Moderate Allocation Portfolio is affected by the investment performance of the Underlying Funds in which the Portfolio invests. The ability of the Portfolio to achieve its investment objective depends on the ability of the Underlying Funds to meet their investment objectives and on the Advisor’s decisions regarding the allocation of the Portfolio’s assets among the Underlying Funds. The Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes. There can be no assurance that the investment objective of the VA Global Moderate Allocation Portfolio or any Underlying Fund will be achieved. When the Portfolio invests in Underlying Funds, investors are exposed to a proportionate share of the expenses of those Underlying Funds in addition to the expenses of the Portfolio. Through its investments in the Underlying Funds, the Portfolio is subject to the risks of the Underlying Funds’ investments. Certain risks of the Underlying Funds’ investments are described below.

Equity Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, market, political, and issuer-specific conditions and events will cause the value of equity securities, and the Underlying Funds that own them, and, in turn, the VA Global Moderate Portfolio itself, to rise or fall. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer-specific events will cause the value of securities, and the Underlying Funds that own them, and, in turn, the VA Global Moderate Portfolio itself, to rise or fall.

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments and/or (b) less regulated or liquid securities markets. Investors holding these securities may also be exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar or that a foreign government will convert, or be forced to convert, its currency to another currency, changing its value against the U.S. dollar).

Foreign Government Debt Risk: The risk that: (a) the governmental entity that controls the repayment of government debt may not be willing or able to repay the principal and/or to pay the interest when it becomes due, due to factors such as political considerations, the relative size of the governmental entity’s debt position in relation to the economy, cash flow problems, insufficient foreign currency reserves, the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies, and/or other national economic factors; (b) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling; and (c) there is no legal or bankruptcy process by which defaulted government debt may be collected in whole or in part.

Value Investment Risk: Value stocks may perform differently from the market as a whole and following a value-oriented investment strategy may cause an Underlying Fund, and therefore the VA Global Moderate Portfolio, to at times underperform equity funds that use other investment strategies.

Profitability Investment Risk: High relative profitability stocks may perform differently from the market as a whole and following a profitability-oriented strategy may cause an Underlying Fund, and therefore the VA Global Moderate Portfolio, to at times underperform equity funds that use other investment strategies.

Small Company Risk: Securities of small companies are often less liquid than those of large companies and this could make it difficult to sell a small company security at a desired time or price. As a result, small company stocks may fluctuate relatively more in price. In general, smaller capitalization companies are also more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

Emerging Markets Risk: Numerous emerging market countries have a history of, and continue to experience serious, and potentially continuing, economic and political problems. Stock markets in many emerging market countries are relatively small, expensive to trade and generally have higher risks than those in developed markets. Securities in emerging markets also may be less liquid than those in developed markets and foreigners are often limited in their ability to invest in, and withdraw assets from, these markets. Additional restrictions may be imposed under other conditions. Frontier market countries generally have smaller economies or less developed capital markets and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries.

Interest Rate Risk: Fixed income securities are subject to interest rate risk because the prices of fixed income securities tend to move in the opposite direction of interest rates. When interest rates rise, fixed income security prices fall. When interest rates fall, fixed income security prices rise. In general, fixed income securities with longer maturities are more sensitive to changes in interest rates.

Credit Risk: Credit risk is the risk that the issuer of a security may be unable to make interest payments and/or repay principal when due. A downgrade to an issuer’s credit rating or a perceived change in an issuer’s financial strength may affect a security’s value, and thus, impact a fixed income Underlying Funds’ performance. Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk. Securities issued by agencies and instrumentalities of the U.S. Government that are supported by the full faith and credit of the United States, such as the Federal Housing Administration and Ginnie Mae, present little credit risk. Other securities issued by agencies and instrumentalities sponsored by the U.S. Government, that are supported only by the issuer’s right to borrow from the U.S. Treasury, subject to certain limitations, and securities issued by agencies and instrumentalities sponsored by the U.S. Government that are sponsored by the credit of the issuing agencies, such as Freddie Mac and Fannie Mae, are subject to a greater degree of credit risk. U.S. government agency securities issued or guaranteed by the credit of the agency may still involve a risk of non-payment of principal and/or interest.

Income Risk: Income risk is the risk that falling interest rates will cause a fixed income Underlying Fund’s income to decline because, among other reasons the proceeds from maturing short-term securities in its portfolio may be reinvested in lower-yielding securities.

Derivatives Risk: Derivatives are instruments, such as futures, and options thereon, and foreign currency forward contracts, whose value is derived from that of other assets, rates or indices. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes. Hedging with derivatives may increase expenses, and there is no guarantee that a hedging strategy will work. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by the Portfolio or if the cost of the derivative outweighs the benefit of the hedge. The use of derivatives for non-hedging purposes may be considered to carry more risk than other types of investments. When the VA Global Moderate Allocation Portfolio or Underlying Funds use derivatives, the Portfolio will be directly exposed to the risks of those derivatives. Derivative instruments are subject to a number of risks including counterparty, settlement, liquidity, interest rate, market, credit and management risks, as well as the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio or Underlying Funds could lose more than the principal amount invested.

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Underlying Funds may lose money and there may be a delay in recovering the loaned securities. The Underlying Funds could also lose money if they do not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences. To the extent that the Portfolio holds securities directly and lends those securities, it will also be subject to the foregoing risks with respect to its loaned securities.

Liquidity Risk: Liquidity risk exists when particular portfolio investments are difficult to purchase or sell. To the extent that a fixed income Underlying Fund holds illiquid investments, the fixed income Underlying Fund’s performance may be reduced due to an inability to sell the investments at opportune prices or times. Liquid portfolio investments may become illiquid or less liquid after purchase by a fixed income Underlying Fund due to low trading volume, adverse investor perceptions and/or other market developments. Liquidity risk includes the risk that a fixed income Underlying Fund will experience significant net redemptions at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss or at increased costs. Liquidity risk can be more pronounced in periods of market turmoil or in situations where ownership of shares of the VA Global Moderate Allocation Portfolio are concentrated in one or a few investors.

Operational Risk: Operational risks include human error, changes in personnel, system changes, faults in communication, and failures in systems, technology, or processes. Various operational events or circumstances are outside the Advisor’s control, including instances at third parties. The VA Global Moderate Allocation Portfolio, Underlying Funds, and the Advisor seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Cyber Security Risk: The VA Global Moderate Allocation Portfolio’s, Underlying Funds’, and their service providers’ use of internet, technology and information systems may expose the Portfolio and Underlying Funds to potential risks linked to cyber security breaches of those technological or information systems. Cyber security breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the Portfolio, Underlying Funds, and/or their service providers to suffer data corruption or lose operational functionality.

Other risks of the Underlying Funds are described in the Prospectus in the section entitled “Additional Risks of the Underlying Funds.”
Performance
The bar chart and table immediately following illustrate the variability of the VA Global Moderate Allocation Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized one year, five year and since inception returns, both before and after taxes, compare with those of a broad measure of market performance. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting http://us.dimensional.com.

The after-tax returns presented in the table for the VA Global Moderate Allocation Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
VA Global Moderate Allocation Portfolio—Total Returns

January 2014-December 2019
Highest Quarter	Lowest Quarter
8.35% (1/19–3/19)	-9.51% (10/18–12/18)

Annualized Returns (%) Periods ending December 31, 2019
Average Annual Total Returns - INSTITUTIONAL SHARES - VA Global Moderate Allocation Portfolio		1 Year	5 Years	Since Inception	Inception Date
Institutional Class Shares		18.12%	6.13%	6.77%	Apr. 08, 2013
Institutional Class Shares | Return After Taxes on Distributions		16.83%	5.17%	5.82%	Apr. 08, 2013
Institutional Class Shares | Return After Taxes on Distributions and Sale of Portfolio Shares		10.85%	4.37%	4.92%	Apr. 08, 2013
MSCI All Country World Index (net dividends) (reflects no deduction for fees, expenses, or taxes on sales)		26.60%	8.41%	9.23%
FTSE World Government Bond Index, 1-3 Years, Currency-Hedged in USD Terms (reflects no deduction for fees, expenses, or taxes)		3.28%	1.62%	1.42%
VA Global Moderate Allocation Composite Index (MSCI/FTSE) (reflects no deduction for fees, expenses, or taxes)	[1]	18.14%	6.16%	6.59%
[1]	VA Global Moderate Allocation Composite Index (MSCI/FTSE) is an unmanaged hypothetical index composed of 65% MSCI All Country World Index (net dividends) and 35% FTSE World Government Bond Index, 1-3 Years, Currency-Hedged in USD Terms.